Condensed Consolidated Statement of Cash Flows of Immatics N.V. - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net profit/(loss)	€ (44,357)	€ 71,682
Taxes on income	0	1,145
Profit/(loss) before tax	(44,357)	72,827
Adjustments for:
Interest income	(4,999)	(23)
Depreciation and amortization	3,666	3,407
Interest expenses	401	538
Equity settled share-based payment	11,615	11,262
Net foreign exchange differences and expected credit losses	4,081	(7,834)
Change in fair value of liabilities for warrants	5,708	(13,743)
Changes in:
Decrease/(increase) in accounts receivables	781	(280)
Decrease/(increase) in other assets	765	(6,903)
(Decrease)/increase in deferred revenue, accounts payables and other liabilities	(9,889)	96,933
Interest received	2,051	23
Interest paid	(146)	(434)
Income tax paid	0	0
Net cash (used in)/provided by operating activities	(30,323)	155,773
Cash flows from investing activities
Payments for property, plant and equipment	(15,004)	(1,965)
Payments for intangible assets	(154)	(6)
Proceeds from disposal of property, plant and equipment	0	1
Payments for investments classified in Other financial assets	(170,326)	(59,253)
Proceeds from maturity of investments classified in Other financial assets	164,929	12,695
Net cash (used in)/provided by investing activities	(20,555)	(48,528)
Cash flows from financing activities
Proceeds from issuance of shares to equity holders	38,608	17,112
Transaction costs deducted from equity	(1,157)	(515)
Repayment of lease liabilities	(1,866)	(1,394)
Net cash provided by/(used in) financing activities	35,585	15,203
Net (decrease)/increase in cash and cash equivalents	(15,293)	122,448
Cash and cash equivalents at beginning	148,519	132,994
Effects of exchange rate changes and expected credit losses on cash and cash equivalents	(2,821)	9,683
Cash and cash equivalents at end	€ 130,405	€ 265,125